SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of segment information

	Three Months Ended September 30, 2025
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$237,441	$237,441
Cost of goods sold	–	45,155	45,155
Total operating expenses	2,505,907	163,407	2,669,314
Net (loss) gain from operations	$(2,505,907)	$28,879	$(2,477,028)

	Three Months Ended September 30, 2024
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$–	$–
Cost of goods sold	–	–	–
Total operating expenses	2,141,789	–	2,141,789
Net loss from operations	$(2,141,789)	$–	$(2,141,789)

	Nine Months Ended September 30, 2025
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$500,996	$500,996
Cost of goods sold	–	135,468	135,468
Total operating expenses	10,933,994	486,760	11,420,754
Net loss from operations	$(10,933,994)	$(121,232)	$(11,055,226)

	Nine Months Ended September 30, 2024
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$–	$–
Cost of goods sold	–	–	–
Total operating expenses	7,892,274	–	7,892,274
Net loss from operations	$(7,892,274)	$–	$(7,892,274)